FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deposits from financial obligations [abstract]
Amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months	$ 11,436,422	$ 10,607,458
Simultaneous and repo operations	4,491,882	3,397,284
Guaranteed with Investments	$ 9,994,115	$ 6,756,912